UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2015
Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of May 31, 2015

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (34.3%)
2	Fannie Mae Discount Notes	0.080%	6/3/15	400,000	399,998
3	Federal Home Loan Bank Discount Notes	0.077%	6/5/15	44,000	44,000
3	Federal Home Loan Bank Discount Notes	0.074%	6/10/15	800,000	799,985
3	Federal Home Loan Bank Discount Notes	0.075%–0.084%	6/12/15	900,000	899,978
3	Federal Home Loan Bank Discount Notes	0.112%–0.113%	6/17/15	600,000	599,970
3	Federal Home Loan Bank Discount Notes	0.080%–0.090%	6/19/15	1,481,835	1,481,771
3	Federal Home Loan Bank Discount Notes	0.073%	6/24/15	495,391	495,368
3	Federal Home Loan Bank Discount Notes	0.073%	6/26/15	906,517	906,471
3	Federal Home Loan Bank Discount Notes	0.089%	7/6/15	3,380,000	3,379,708
3	Federal Home Loan Bank Discount Notes	0.080%–0.089%	7/8/15	985,075	984,992
3	Federal Home Loan Bank Discount Notes	0.078%–0.080%	7/10/15	1,007,750	1,007,665
3	Federal Home Loan Bank Discount Notes	0.080%–0.087%	7/17/15	1,650,000	1,649,827
3	Federal Home Loan Bank Discount Notes	0.076%	7/22/15	7,288	7,287
3	Federal Home Loan Bank Discount Notes	0.076%	7/24/15	927,923	927,819
3	Federal Home Loan Bank Discount Notes	0.088%	7/31/15	829,000	828,878
3	Federal Home Loan Bank Discount Notes	0.098%	8/5/15	100,000	99,982
3	Federal Home Loan Bank Discount Notes	0.095%	8/7/15	2,000,000	1,999,646
3	Federal Home Loan Bank Discount Notes	0.098%–0.130%	8/14/15	1,245,390	1,245,129
3	Federal Home Loan Bank Discount Notes	0.095%	8/19/15	1,500,000	1,499,687
3	Federal Home Loan Bank Discount Notes	0.093%	8/21/15	1,000,000	999,791
3	Federal Home Loan Bank Discount Notes	0.140%	8/26/15	172,000	171,942
[2,4] Federal National Mortgage Assn.		0.151%	8/5/15	1,775,000	1,774,936
[2,4] Federal National Mortgage Assn.		0.177%	10/21/15	112,000	112,022
	United States Treasury Bill	0.075%	6/4/15	64,536	64,536
	United States Treasury Bill	0.101%–0.102%	6/18/15	1,350,000	1,349,935
	United States Treasury Bill	0.155%	6/25/15	1,500,000	1,499,845
	United States Treasury Bill	0.130%–0.135%	7/2/15	3,265,000	3,264,630
	United States Treasury Bill	0.085%	8/13/15	2,803,000	2,802,517
	United States Treasury Bill	0.080%	9/3/15	466,533	466,500
	United States Treasury Bill	0.145%–0.146%	9/17/15	900,000	899,608
	United States Treasury Floating Rate Note	0.060%	1/31/16	415,000	414,930
	United States Treasury Floating Rate Note	0.084%	4/30/16	1,041,000	1,040,943
	United States Treasury Floating Rate Note	0.085%	7/31/16	350,000	349,972
	United States Treasury Floating Rate Note	0.068%	10/31/16	2,912,200	2,910,053
	United States Treasury Floating Rate Note	0.099%	1/31/17	1,779,183	1,779,154
	United States Treasury Note/Bond	0.375%	6/15/15	247,750	247,773
	United States Treasury Note/Bond	0.375%	6/30/15	802,000	802,192
	United States Treasury Note/Bond	1.875%	6/30/15	2,572,000	2,575,733
	United States Treasury Note/Bond	1.750%	7/31/15	403,000	404,115
	United States Treasury Note/Bond	4.250%	8/15/15	1,444,000	1,456,465
	United States Treasury Note/Bond	1.250%	8/31/15	396,500	397,630
	United States Treasury Note/Bond	1.250%	9/30/15	727,000	729,857
Total U.S. Government and Agency Obligations (Cost $45,773,240)					45,773,240
Commercial Paper (31.5%)
Bank Holding Company (0.1%)
	State Street Corp.	0.190%	7/27/15	176,250	176,198

Finance—Auto (1.9%)
	American Honda Finance Corp.	0.150%	6/4/15	163,000	162,998

	American Honda Finance Corp.	0.150%	8/21/15	98,075	98,042
5	BMW US Capital LLC	0.140%	6/3/15	18,020	18,020
5	BMW US Capital LLC	0.140%	6/5/15	39,500	39,499
5	BMW US Capital LLC	0.140%	6/9/15	80,500	80,498
5	BMW US Capital LLC	0.160%	6/22/15	5,000	5,000
5	BMW US Capital LLC	0.160%	6/23/15	36,500	36,496
5	BMW US Capital LLC	0.160%	6/25/15	129,000	128,986
5	BMW US Capital LLC	0.160%	7/2/15	91,000	90,988
5	BMW US Capital LLC	0.160%	7/6/15	228,500	228,465
5	BMW US Capital LLC	0.160%	7/8/15	28,000	27,995
5	BMW US Capital LLC	0.140%	8/10/15	76,000	75,979
4	Toyota Motor Credit Corp.	0.240%	6/1/15	223,000	223,000
	Toyota Motor Credit Corp.	0.170%	7/2/15	198,000	197,971
	Toyota Motor Credit Corp.	0.290%	8/3/15	74,000	73,962
	Toyota Motor Credit Corp.	0.290%	10/28/15	150,000	149,820
	Toyota Motor Credit Corp.	0.280%	11/23/15	113,000	112,846
4	Toyota Motor Credit Corp.	0.265%	11/24/15	201,000	201,000
	Toyota Motor Credit Corp.	0.280%	12/3/15	174,000	173,750
4	Toyota Motor Credit Corp.	0.287%	4/15/16	452,000	452,000
					2,577,315
Finance—Other (1.2%)
5	Chariot Funding LLC	0.150%–0.180%	7/6/15	270,000	269,954
5	Chariot Funding LLC	0.180%	8/5/15	35,500	35,488
4	General Electric Capital Corp.	0.241%	6/9/15	396,000	396,000
	General Electric Capital Corp.	0.280%	8/3/15	160,000	159,922
	General Electric Capital Corp.	0.280%	8/4/15	248,000	247,876
	General Electric Capital Corp.	0.210%	8/11/15	25,000	24,990
4	General Electric Capital Corp.	0.251%	8/11/15	70,000	70,007
	General Electric Capital Corp.	0.270%	8/24/15	198,000	197,875
	General Electric Capital Corp.	0.301%	9/17/15	38,750	38,715
	General Electric Capital Corp.	0.301%	9/24/15	115,250	115,140
5	Jupiter Securitization Co. LLC	0.180%	7/6/15	25,000	24,996
5	Old Line Funding LLC	0.200%	8/25/15	23,000	22,989
					1,603,952
Foreign Banks (12.0%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.235%	7/27/15	190,000	189,998
[4,5] Australia & New Zealand Banking Group, Ltd.		0.241%	8/4/15	376,000	376,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.265%	10/27/15	228,000	227,995
5	Australia & New Zealand Banking Group, Ltd.	0.280%	10/30/15	175,000	174,794
[4,5] Australia & New Zealand Banking Group, Ltd.		0.271%	11/3/15	376,000	376,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.296%	1/15/16	496,000	495,985
[4,5] Australia & New Zealand Banking Group, Ltd.		0.295%	1/29/16	217,500	217,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.295%	1/29/16	297,000	297,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.291%	2/2/16	200,000	200,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.290%	4/8/16	357,000	357,000
[4,5] Bank of Nova Scotia		0.261%	10/5/15	875,000	875,000
5	Bank of Nova Scotia	0.316%	11/9/15	670,000	669,056
[4,5] Commonwealth Bank of Australia		0.241%	6/3/15	347,000	347,000
[4,5] Commonwealth Bank of Australia		0.284%	10/2/15	50,000	50,000
[4,5] Commonwealth Bank of Australia		0.271%	10/6/15	189,000	189,000
[4,5] Commonwealth Bank of Australia		0.271%	10/7/15	115,000	115,000
[4,5] Commonwealth Bank of Australia		0.274%	10/9/15	348,000	348,000
[4,5] Commonwealth Bank of Australia		0.275%	10/13/15	297,000	297,000
[4,5] Commonwealth Bank of Australia		0.276%	10/14/15	276,000	276,000
[4,5] Commonwealth Bank of Australia		0.281%	1/29/16	300,000	299,990
[4,5] Commonwealth Bank of Australia		0.286%	2/8/16	150,000	149,995
[4,5] Commonwealth Bank of Australia		0.286%	2/19/16	217,000	216,993

[4,5] Commonwealth Bank of Australia		0.285%	2/22/16	55,000	54,998
[4,5] Commonwealth Bank of Australia		0.304%	3/14/16	249,000	248,989
[4,5] Commonwealth Bank of Australia		0.295%	3/18/16	350,000	350,000
[4,5] Commonwealth Bank of Australia		0.295%	3/24/16	145,000	145,000
[4,5] Commonwealth Bank of Australia		0.295%	3/30/16	125,000	124,996
[4,5] Commonwealth Bank of Australia		0.295%	3/31/16	40,000	39,999
[4,5] Commonwealth Bank of Australia		0.317%	5/13/16	100,000	99,995
[4,5] Commonwealth Bank of Australia		0.325%	5/23/16	375,000	374,984
	Lloyds Bank plc	0.110%	6/1/15	1,797,000	1,797,000
[4,5] National Australia Bank Ltd.		0.263%	6/18/15	240,000	239,999
5	National Australia Bank Ltd.	0.270%	8/25/15	1,000,000	999,363
	UBS Finance (Delaware) LLC	0.130%	6/2/15	1,000,000	999,996
[4,5] Westpac Banking Corp.		0.241%	6/9/15	325,000	325,000
[4,5] Westpac Banking Corp.		0.246%	6/15/15	245,000	245,000
[4,5] Westpac Banking Corp.		0.243%	6/17/15	250,000	250,000
5	Westpac Banking Corp.	0.240%	6/19/15	300,000	299,964
[4,5] Westpac Banking Corp.		0.251%	7/10/15	200,000	199,999
[4,5] Westpac Banking Corp.		0.271%	9/2/15	428,000	427,995
[4,5] Westpac Banking Corp.		0.271%	9/4/15	500,000	499,994
[4,5] Westpac Banking Corp.		0.276%	9/15/15	695,000	694,991
[4,5] Westpac Banking Corp.		0.272%	10/9/15	380,000	380,000
[4,5] Westpac Banking Corp.		0.295%	2/22/16	105,000	105,000
[4,5] Westpac Banking Corp.		0.295%	3/24/16	100,000	100,000
[4,5] Westpac Banking Corp.		0.295%	3/24/16	220,000	220,000
					15,968,568
Foreign Governments (4.5%)
5	CDP Financial Inc.	0.160%	6/9/15	10,000	10,000
5	CDP Financial Inc.	0.150%	6/16/15	29,500	29,498
5	CDP Financial Inc.	0.230%	7/2/15	84,250	84,233
5	CDP Financial Inc.	0.230%	7/20/15	124,000	123,961
5	CDP Financial Inc.	0.180%–0.230%	7/21/15	183,250	183,199
5	CDP Financial Inc.	0.230%	7/23/15	24,750	24,742
5	CDP Financial Inc.	0.190%	8/5/15	32,000	31,989
5	CDP Financial Inc.	0.170%	8/14/15	26,750	26,741
5	CDP Financial Inc.	0.170%	8/17/15	42,500	42,484
6	CPPIB Capital Inc.	0.140%	6/1/15	129,750	129,750
6	CPPIB Capital Inc.	0.140%	6/2/15	49,500	49,500
6	CPPIB Capital Inc.	0.140%	6/4/15	99,250	99,249
6	CPPIB Capital Inc.	0.140%	6/8/15	99,000	98,997
6	CPPIB Capital Inc.	0.140%	6/9/15	99,000	98,997
6	CPPIB Capital Inc.	0.140%	6/10/15	79,250	79,247
6	CPPIB Capital Inc.	0.140%	6/19/15	31,000	30,998
6	CPPIB Capital Inc.	0.140%	6/23/15	33,750	33,747
6	CPPIB Capital Inc.	0.150%	7/8/15	75,000	74,988
6	CPPIB Capital Inc.	0.150%	7/14/15	161,000	160,971
6	CPPIB Capital Inc.	0.150%	7/16/15	33,750	33,744
6	CPPIB Capital Inc.	0.140%	7/21/15	115,000	114,978
6	CPPIB Capital Inc.	0.155%	7/28/15	64,750	64,734
6	CPPIB Capital Inc.	0.155%–0.160%	8/5/15	110,750	110,718
6	CPPIB Capital Inc.	0.150%–0.155%	8/6/15	99,000	98,972
6	CPPIB Capital Inc.	0.150%	8/7/15	24,000	23,993
6	CPPIB Capital Inc.	0.155%	8/10/15	9,479	9,476
6	CPPIB Capital Inc.	0.155%	9/3/15	163,750	163,684
6	CPPIB Capital Inc.	0.205%	10/30/15	226,000	225,806
6	CPPIB Capital Inc.	0.205%	11/2/15	158,750	158,611
6	CPPIB Capital Inc.	0.205%	11/9/15	39,750	39,713
6	CPPIB Capital Inc.	0.205%	11/10/15	353,250	352,924

6 CPPIB Capital Inc.	0.205%	11/12/15	288,250	287,981
Export Development Canada	0.120%	7/6/15	100,000	99,988
Export Development Canada	0.120%	7/7/15	225,000	224,973
Export Development Canada	0.120%	7/8/15	75,000	74,991
5 Hydro-Quebec	0.130%	7/20/15	30,000	29,995
5 Hydro-Quebec	0.140%	8/5/15	25,000	24,994
5 Hydro-Quebec	0.140%	8/10/15	53,000	52,985
5 Hydro-Quebec	0.140%	8/31/15	109,000	108,961
6 PSP Capital Inc.	0.150%	6/1/15	18,000	18,000
6 PSP Capital Inc.	0.140%	6/8/15	49,500	49,499
6 PSP Capital Inc.	0.180%	6/10/15	25,000	24,999
6 PSP Capital Inc.	0.140%	6/15/15	45,500	45,497
6 PSP Capital Inc.	0.180%	6/17/15	21,750	21,748
6 PSP Capital Inc.	0.160%	7/2/15	15,000	14,998
6 PSP Capital Inc.	0.160%	7/6/15	40,330	40,324
6 PSP Capital Inc.	0.160%–0.170%	7/7/15	49,750	49,742
6 PSP Capital Inc.	0.160%	7/17/15	36,000	35,993
6 PSP Capital Inc.	0.160%	7/20/15	17,750	17,746
6 PSP Capital Inc.	0.160%	7/23/15	17,500	17,496
6 PSP Capital Inc.	0.160%	7/30/15	28,000	27,993
6 PSP Capital Inc.	0.160%	8/4/15	21,250	21,244
6 PSP Capital Inc.	0.240%	8/17/15	29,500	29,485
6 PSP Capital Inc.	0.240%	8/19/15	25,000	24,987
6 PSP Capital Inc.	0.240%	8/20/15	79,000	78,958
6 PSP Capital Inc.	0.190%	9/8/15	24,750	24,737
6 PSP Capital Inc.	0.270%	9/17/15	99,000	98,920
6 PSP Capital Inc.	0.270%	9/21/15	39,500	39,467
5 Quebec	0.130%	6/2/15	50,000	50,000
5 Quebec	0.130%	7/14/15	600,000	599,907
5 Quebec	0.140%	8/5/15	45,000	44,989
5 Quebec	0.140%	8/31/15	26,880	26,870
5 Quebec	0.145%	9/1/15	744,000	743,724
5 Quebec	0.150%	9/14/15	36,500	36,484
5 Quebec	0.150%	9/15/15	36,500	36,484
5 Quebec	0.150%	9/17/15	142,375	142,311
				6,078,114
Foreign Industrial (5.4%)
5 BASF SE	0.140%	6/29/15	400,000	399,957
5 BASF SE	0.140%	7/1/15	61,500	61,493
5 BASF SE	0.140%	7/7/15	18,000	17,998
5 BASF SE	0.210%	8/26/15	69,000	68,965
5 BASF SE	0.210%	9/1/15	138,000	137,926
5 BASF SE	0.220%	9/28/15	21,750	21,734
5 BASF SE	0.280%–0.300%	9/29/15	398,500	398,116
5 Nestle Capital Corp.	0.250%	7/15/15	495,000	494,849
5 Nestle Capital Corp.	0.250%	7/17/15	247,500	247,421
5 Nestle Capital Corp.	0.175%	8/7/15	144,500	144,453
5 Nestle Capital Corp.	0.300%	9/8/15	84,500	84,465
5 Nestle Capital Corp.	0.150%	9/9/15	126,750	126,697
Nestle Finance International Ltd.	0.150%	6/9/15	100,000	99,997
Nestle Finance International Ltd.	0.150%	6/10/15	230,000	229,991
Nestle Finance International Ltd.	0.150%	6/11/15	50,000	49,998
Nestle Finance International Ltd.	0.150%	6/12/15	100,000	99,995
Nestle Finance International Ltd.	0.150%	6/15/15	150,000	149,991
Nestle Finance International Ltd.	0.150%	6/18/15	108,000	107,992
Nestle Finance International Ltd.	0.150%	6/19/15	50,000	49,996
Nestle Finance International Ltd.	0.175%	8/3/15	99,000	98,970

Nestle Finance International Ltd.	0.175%	8/4/15	99,000	98,969
Nestle Finance International Ltd.	0.175%	8/5/15	148,500	148,453
Nestle Finance International Ltd.	0.175%	8/6/15	99,000	98,968
5 Reckitt Benckiser Treasury Services plc	0.130%	6/10/15	49,500	49,498
5 Reckitt Benckiser Treasury Services plc	0.180%	6/12/15	44,500	44,498
5 Reckitt Benckiser Treasury Services plc	0.150%	8/20/15	48,750	48,734
5 Reckitt Benckiser Treasury Services plc	0.150%	8/21/15	100,000	99,966
5 Reckitt Benckiser Treasury Services plc	0.150%	8/25/15	18,850	18,843
5 Reckitt Benckiser Treasury Services plc	0.150%–0.180%	9/1/15	176,500	176,424
5 Reckitt Benckiser Treasury Services plc	0.180%	9/9/15	35,500	35,482
5 Roche Holdings Inc.	0.130%	6/12/15	150,000	149,994
5 Roche Holdings Inc.	0.130%	6/15/15	84,120	84,116
5 Roche Holdings Inc.	0.130%	6/16/15	200,000	199,989
5 Roche Holdings Inc.	0.130%	6/17/15	50,000	49,997
5 Roche Holdings Inc.	0.130%	7/7/15	31,500	31,496
5 Sanofi	0.140%	6/26/15	31,500	31,497
5 Sanofi	0.120%–0.150%	6/30/15	375,000	374,958
5 Shell International Finance BV	0.140%	7/8/15	68,250	68,240
5 Shell International Finance BV	0.140%	7/10/15	476,000	475,928
5 Shell International Finance BV	0.140%	7/13/15	151,250	151,225
5 Siemens Capital Co. LLC	0.130%	6/24/15	130,750	130,739
5 Siemens Capital Co. LLC	0.130%	6/26/15	694,000	693,937
5 Total Capital Canada Ltd.	0.130%	6/16/15	42,500	42,498
5 Total Capital Canada Ltd.	0.120%	6/22/15	247,750	247,733
5 Total Capital Canada Ltd.	0.130%	6/29/15	116,500	116,488
5 Total Capital Canada Ltd.	0.130%	7/27/15	161,000	160,968
Toyota Credit Canada Inc.	0.311%	8/10/15	19,000	18,989
Toyota Credit Canada Inc.	0.250%	10/13/15	45,000	44,958
Toyota Credit Canada Inc.	0.290%	10/28/15	35,000	34,958
Toyota Credit Canada Inc.	0.290%	11/16/15	49,500	49,433
5 Walt Disney Co.	0.120%	6/30/15	87,000	86,992
				7,155,972
Industrial (6.4%)
Caterpillar Financial Services Corp.	0.140%	7/2/15	60,000	59,993
5 Chevron Corp.	0.120%	6/9/15	25,000	24,999
5 Chevron Corp.	0.150%	6/11/15	150,000	149,994
5 Chevron Corp.	0.150%	6/15/15	150,000	149,991
5 Chevron Corp.	0.150%	6/17/15	150,000	149,990
5 Chevron Corp.	0.150%	6/18/15	122,000	121,991
5 Chevron Corp.	0.130%	6/22/15	50,000	49,996
5 Chevron Corp.	0.150%	6/24/15	108,500	108,490
5 Chevron Corp.	0.140%	7/21/15	25,000	24,995
5 Emerson Electric Co.	0.140%	6/1/15	22,000	22,000
5 Emerson Electric Co.	0.120%	6/2/15	50,000	50,000
5 Emerson Electric Co.	0.120%	6/11/15	21,750	21,749
5 Emerson Electric Co.	0.130%	6/16/15	45,000	44,998
5 Emerson Electric Co.	0.130%	6/17/15	45,000	44,997
5 Emerson Electric Co.	0.130%	6/19/15	33,000	32,998
5 Emerson Electric Co.	0.130%	7/22/15	21,750	21,746
Exxon Mobil Corp.	0.150%	6/11/15	450,000	449,981
Exxon Mobil Corp.	0.150%	6/12/15	75,000	74,997
Exxon Mobil Corp.	0.150%	6/15/15	75,000	74,996
Exxon Mobil Corp.	0.150%	6/17/15	200,000	199,987
Exxon Mobil Corp.	0.130%–0.150%	6/18/15	200,000	199,987
Exxon Mobil Corp.	0.155%	6/23/15	100,000	99,991
5 Henkel of America Inc.	0.160%	6/10/15	109,000	108,996
5 Honeywell International Inc.	0.120%	6/15/15	36,250	36,248

5 Honeywell International Inc.	0.120%	6/16/15	36,250	36,248
5 Honeywell International Inc.	0.120%	6/17/15	36,250	36,248
5 Honeywell International Inc.	0.120%	6/18/15	36,250	36,248
5 International Business Machines Corp.	0.120%	6/29/15	181,550	181,533
5 Novartis Finance Corp.	0.150%	8/3/15	35,250	35,241
5 Novartis Finance Corp.	0.150%	8/10/15	12,750	12,746
5 Novartis Finance Corp.	0.150%	8/11/15	86,000	85,975
5 Novartis Finance Corp.	0.200%	9/1/15	189,000	188,903
5 Novartis Finance Corp.	0.200%	9/2/15	150,000	149,923
5 Novartis Finance Corp.	0.200%	9/3/15	100,000	99,948
5 Novartis Finance Corp.	0.190%	9/8/15	50,000	49,974
5 Novartis Finance Corp.	0.220%	10/1/15	496,000	495,630
5 Novartis Finance Corp.	0.220%	10/2/15	60,500	60,455
5 Novartis Finance Corp.	0.270%	11/3/15	80,000	79,907
5 Novartis Finance Corp.	0.270%	11/4/15	120,000	119,860
5 Novartis Finance Corp.	0.270%	11/5/15	56,000	55,934
5 Pfizer Inc	0.150%	7/2/15	218,000	217,972
5 Qualcomm Inc.	0.130%	6/22/15	100,000	99,992
5 Qualcomm Inc.	0.130%	6/23/15	99,500	99,492
5 The Coca-Cola Co.	0.160%	6/24/15	36,500	36,496
5 The Coca-Cola Co.	0.210%	7/16/15	150,000	149,961
5 The Coca-Cola Co.	0.210%	7/17/15	148,500	148,460
5 The Coca-Cola Co.	0.210%	7/20/15	200,000	199,943
5 The Coca-Cola Co.	0.200%	7/21/15	90,500	90,475
5 The Coca-Cola Co.	0.250%	8/6/15	184,400	184,316
5 The Coca-Cola Co.	0.250%	8/7/15	98,750	98,704
5 The Coca-Cola Co.	0.230%	8/17/15	40,000	39,980
5 The Coca-Cola Co.	0.290%	9/3/15	123,500	123,406
5 The Coca-Cola Co.	0.290%	9/4/15	148,500	148,386
5 The Coca-Cola Co.	0.280%	9/10/15	99,250	99,172
5 The Coca-Cola Co.	0.280%	9/11/15	25,000	24,980
5 The Coca-Cola Co.	0.270%	9/17/15	99,000	98,920
5 The Coca-Cola Co.	0.291%–0.301%	9/23/15	297,000	296,721
5 The Coca-Cola Co.	0.291%	9/24/15	223,000	222,793
5 The Coca-Cola Co.	0.280%	9/25/15	99,000	98,911
5 The Coca-Cola Co.	0.260%	11/9/15	145,000	144,831
5 The Coca-Cola Co.	0.250%	11/10/15	181,250	181,046
5 The Coca-Cola Co.	0.250%	11/13/15	254,500	254,208
5 The Coca-Cola Co.	0.240%	11/16/15	124,000	123,861
5 The Coca-Cola Co.	0.240%	11/17/15	24,750	24,722
5 The Coca-Cola Co.	0.250%	11/18/15	158,500	158,313
5 The Coca-Cola Co.	0.240%	11/19/15	99,000	98,887
5 The Coca-Cola Co.	0.260%	12/3/15	74,250	74,151
5 The Coca-Cola Co.	0.260%	12/4/15	134,250	134,070
5 The Coca-Cola Co.	0.260%	12/7/15	194,000	193,735
5 The Coca-Cola Co.	0.260%	12/8/15	199,500	199,226
5 The Coca-Cola Co.	0.260%	12/16/15	114,675	114,511
5 United Technologies Corp.	0.150%	6/22/15	100,000	99,991
5 United Technologies Corp.	0.150%	6/23/15	22,500	22,498
5 United Technologies Corp.	0.140%	8/31/15	152,000	151,946
				8,503,959
Total Commercial Paper (Cost $42,064,078)				42,064,078
Certificates of Deposit (28.5%)
Domestic Banks (5.1%)
Citibank NA	0.180%	6/11/15	297,000	297,000
Citibank NA	0.180%	6/16/15	438,750	438,750
Citibank NA	0.180%	6/24/15	250,000	250,000

Citibank NA	0.180%	6/25/15	61,000	61,000
JPMorgan Chase Bank NA	0.250%	7/30/15	39,750	39,755
4 State Street Bank & Trust Co.	0.240%	6/1/15	220,000	220,000
State Street Bank & Trust Co.	0.180%	7/2/15	213,500	213,500
4 State Street Bank & Trust Co.	0.266%	7/13/15	500,000	500,000
4 State Street Bank & Trust Co.	0.286%	12/23/15	725,000	725,000
4 Wells Fargo Bank NA	0.261%	6/4/15	70,000	70,000
4 Wells Fargo Bank NA	0.263%	8/17/15	370,000	370,000
4 Wells Fargo Bank NA	0.285%	10/30/15	895,000	895,000
4 Wells Fargo Bank NA	0.285%	11/24/15	495,000	495,000
4 Wells Fargo Bank NA	0.305%	1/20/16	250,000	250,000
4 Wells Fargo Bank NA	0.305%	1/27/16	375,000	375,000
4 Wells Fargo Bank NA	0.301%	2/4/16	495,000	495,000
4 Wells Fargo Bank NA	0.302%	3/9/16	400,000	400,000
4 Wells Fargo Bank NA	0.300%	4/1/16	220,000	220,000
4 Wells Fargo Bank NA	0.310%	5/6/16	405,000	405,000
4 Wells Fargo Bank NA	0.336%	5/27/16	100,000	100,000
				6,820,005
Eurodollar Certificates of Deposit (3.0%)
Australia & New Zealand Banking Group, Ltd.	0.200%	7/2/15	400,000	400,000
Australia & New Zealand Banking Group, Ltd.	0.200%	8/10/15	143,000	143,000
Australia & New Zealand Banking Group, Ltd.	0.240%	9/1/15	200,000	200,000
Commonwealth Bank of Australia	0.210%	7/27/15	497,000	497,000
National Australia Bank Ltd.	0.150%	6/19/15	1,150,000	1,150,000
4 National Australia Bank Ltd.	0.246%	10/15/15	1,070,000	1,070,000
4 National Australia Bank Ltd.	0.255%	11/23/15	535,000	535,000
				3,995,000
Yankee Certificates of Deposit (20.4%)
Bank of Montreal (Chicago Branch)	0.180%	6/3/15	541,000	541,000
Bank of Montreal (Chicago Branch)	0.180%	6/5/15	496,000	496,000
Bank of Montreal (Chicago Branch)	0.180%	6/8/15	496,000	496,000
Bank of Montreal (Chicago Branch)	0.180%	6/9/15	300,000	300,000
Bank of Montreal (Chicago Branch)	0.260%	7/7/15	59,000	59,003
Bank of Montreal (Chicago Branch)	0.210%	7/10/15	320,000	320,000
Bank of Montreal (Chicago Branch)	0.210%	8/17/15	1,125,000	1,125,000
4 Bank of Montreal (Chicago Branch)	0.266%	11/25/15	200,000	199,996
4 Bank of Nova Scotia (Houston Branch)	0.240%	6/1/15	600,000	600,000
4 Bank of Nova Scotia (Houston Branch)	0.240%	6/8/15	323,500	323,500
Bank of Nova Scotia (Houston Branch)	0.260%	7/1/15	30,000	30,000
4 Bank of Nova Scotia (Houston Branch)	0.253%	9/17/15	415,000	415,000
4 Bank of Nova Scotia (Houston Branch)	0.253%	11/16/15	400,000	400,000
Bank of Nova Scotia (Houston Branch)	0.320%	11/23/15	625,000	625,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	7/24/15	570,000	570,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.284%	8/20/15	785,000	785,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.270%	8/27/15	220,000	220,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.270%	8/28/15	520,000	520,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.280%	9/8/15	467,000	467,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.350%	11/18/15	750,000	750,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.140%	6/11/15	99,000	99,000

Canadian Imperial Bank of Commerce (New
York Branch)	0.140%	6/12/15	297,000	297,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.140%	6/16/15	495,750	495,750
Canadian Imperial Bank of Commerce (New
York Branch)	0.160%	7/2/15	143,500	143,500
Canadian Imperial Bank of Commerce (New
York Branch)	0.160%	7/16/15	365,000	365,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.150%	8/11/15	992,000	992,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.310%	11/2/15	99,500	99,508
Canadian Imperial Bank of Commerce (New
York Branch)	0.300%	11/16/15	833,000	833,000
4 Commonwealth Bank of Australia (New York
Branch)	0.285%	2/24/16	72,500	72,500
DNB Bank ASA (New York Branch)	0.120%	6/2/15	1,425,000	1,425,000
DNB Bank ASA (New York Branch)	0.120%	6/4/15	400,000	400,000
DNB Bank ASA (New York Branch)	0.110%	6/5/15	361,500	361,500
4 Royal Bank of Canada (New York Branch)	0.236%	6/3/15	1,340,000	1,340,000
4 Royal Bank of Canada (New York Branch)	0.253%	9/18/15	541,250	541,250
4 Royal Bank of Canada (New York Branch)	0.241%	10/9/15	368,000	368,000
4 Royal Bank of Canada (New York Branch)	0.245%	10/22/15	517,250	517,250
Royal Bank of Canada (New York Branch)	0.280%	11/3/15	394,000	394,000
4 Royal Bank of Canada (New York Branch)	0.251%	11/4/15	428,500	428,500
Royal Bank of Canada (New York Branch)	0.300%	11/19/15	60,000	60,000
4 Royal Bank of Canada (New York Branch)	0.254%	11/20/15	287,750	287,750
4 Royal Bank of Canada (New York Branch)	0.265%	11/25/15	1,350,000	1,350,000
Swedbank AB (New York Branch)	0.125%	6/2/15	1,830,000	1,830,000
Swedbank AB (New York Branch)	0.110%	6/5/15	1,000,000	1,000,000
4 Toronto Dominion Bank (New York Branch)	0.252%	6/8/15	296,000	296,000
4 Toronto Dominion Bank (New York Branch)	0.253%	6/17/15	205,000	205,000
4 Toronto Dominion Bank (New York Branch)	0.251%	9/3/15	650,000	650,000
4 Toronto Dominion Bank (New York Branch)	0.273%	9/17/15	36,500	36,502
Toronto Dominion Bank (New York Branch)	0.280%	9/18/15	750,000	750,000
4 Toronto Dominion Bank (New York Branch)	0.254%	9/21/15	600,000	600,000
Toronto Dominion Bank (New York Branch)	0.280%	9/21/15	215,000	215,000
Toronto Dominion Bank (New York Branch)	0.270%	10/5/15	94,250	94,250
Toronto Dominion Bank (New York Branch)	0.300%	10/20/15	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.290%	11/13/15	625,000	625,000
Toronto Dominion Bank (New York Branch)	0.300%	11/20/15	30,000	30,000
Toronto Dominion Bank (New York Branch)	0.270%	11/23/15	255,000	255,000
4 Westpac Banking Corp. (New York Branch)	0.253%	7/16/15	200,000	199,999
4 Westpac Banking Corp. (New York Branch)	0.291%	3/9/16	40,000	40,000
				27,189,758
Total Certificates of Deposit (Cost $38,004,763)				38,004,763
Other Notes (1.3%)
Bank of America NA	0.230%	6/3/15	297,000	297,000
Bank of America NA	0.250%	7/14/15	184,000	184,000
Bank of America NA	0.250%	7/20/15	182,000	182,000
Bank of America NA	0.240%	8/3/15	150,000	150,000
Bank of America NA	0.250%	8/6/15	216,500	216,500
Bank of America NA	0.230%	8/11/15	177,500	177,500
Bank of America NA	0.250%	8/20/15	215,500	215,500
Bank of America NA	0.240%	8/24/15	173,500	173,500
Bank of America NA	0.250%	9/2/15	175,000	175,000
Total Other Notes (Cost $1,771,000)				1,771,000

Repurchase Agreements (0.1%)
	Bank of Nova Scotia
	Dated 5/22/15, Repurchase Value
	$36,502,000, collateralized by Federal
	National Mortgage Assn. 3.500%, 5/1/42,
	with a value of $37,595,000	0.110%	6/5/15	36,500	36,500
	RBC Capital Markets LLC
	Dated 5/14/15, Repurchase Value
	$57,753,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.000%-
	4.500%, 2/1/30-1/1/44, and Federal
	National Mortgage Assn. 3.000%-4.500%,
	4/1/26-9/1/44, with a value of $59,483,000	0.090%	6/5/15	57,750	57,750
Total Repurchase Agreements (Cost $94,250)					94,250

Corporate Bonds (1.0%)
Finance (0.1%)
[4,6] Commonwealth Bank of Australia		1.070%	9/18/15	56,550	56,684
	Royal Bank of Canada	0.800%	10/30/15	36,787	36,859
					93,543
Industrial (0.9%)
4	Toyota Motor Credit Corp.	0.265%	6/10/15	632,000	632,001
4	Toyota Motor Credit Corp.	0.282%	8/26/15	385,000	385,000
4	Toyota Motor Credit Corp.	0.420%	9/18/15	8,520	8,523
4	Toyota Motor Credit Corp.	0.279%	10/29/15	266,000	266,000
					1,291,524
Total Corporate Bonds (Cost $1,385,067)					1,385,067
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Province of Ontario	2.700%	6/16/15	49,500	49,551
4	Province of Ontario	0.327%	8/13/15	59,500	59,511
Total Sovereign Bonds (Cost $109,062)					109,062

Taxable Municipal Bonds (0.4%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO		0.200%	6/1/15	18,105	18,105
[6,7] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.200%	6/1/15	9,660	9,660
[6,7] BlackRock Municipal Income Trust TOB
	VRDO	0.200%	6/1/15	207,000	207,000
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.200%	6/1/15	40,385	40,385
[6,7] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.200%	6/1/15	19,165	19,165
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.200%	6/1/15	100,000	100,000
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.200%	6/1/15	38,905	38,905
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.200%	6/1/15	12,910	12,910
[6,7] BlackRock Strategic Municipal Trust TOB
	VRDO	0.200%	6/1/15	9,820	9,820
[6,7] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.260%	6/5/15	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.260%	6/5/15	13,100	13,100

6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.260%	6/5/15	6,400	6,400
Total Taxable Municipal Bonds (Cost $488,450)				488,450
Total Investments (97.2%) (Cost $129,689,910)				129,689,910
Other Assets and Liabilities-Net (2.8%)				3,730,884
Net Assets (100%)				133,420,794

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31,
2015, the aggregate value of these securities was $29,829,817,000, representing 22.4% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $3,768,745,000, representing 2.8% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of May 31, 2015

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (94.1%)
2	Fannie Mae Discount Notes	0.130%–0.150%	6/1/15	68,000	68,000
2	Fannie Mae Discount Notes	0.070%–0.160%	6/2/15	7,753	7,753
2	Fannie Mae Discount Notes	0.080%–0.090%	6/3/15	105,975	105,974
2	Fannie Mae Discount Notes	0.080%	6/10/15	34,400	34,399
2	Fannie Mae Discount Notes	0.180%	6/17/15	6,000	5,999
2	Fannie Mae Discount Notes	0.075%	7/1/15	4,000	4,000
2	Fannie Mae Discount Notes	0.075%–0.090%	7/6/15	27,100	27,098
2	Fannie Mae Discount Notes	0.075%–0.080%	7/8/15	42,600	42,597
2	Fannie Mae Discount Notes	0.080%	7/15/15	5,000	4,999
2	Fannie Mae Discount Notes	0.120%	7/22/15	2,000	2,000
2	Fannie Mae Discount Notes	0.080%	7/29/15	2,766	2,766
2	Fannie Mae Discount Notes	0.077%	8/3/15	35,056	35,051
2	Fannie Mae Discount Notes	0.080%–0.110%	8/5/15	43,849	43,842
2	Fannie Mae Discount Notes	0.100%	8/12/15	1,000	1,000
2	Fannie Mae Discount Notes	0.080%–0.090%	8/17/15	36,900	36,893
2	Fannie Mae Discount Notes	0.075%	8/20/15	9,000	8,998
2	Fannie Mae Discount Notes	0.180%	9/1/15	25,000	24,988
2	Fannie Mae Discount Notes	0.125%	10/7/15	61,900	61,872
2	Fannie Mae Discount Notes	0.130%–0.140%	10/28/15	15,957	15,948
2	Fannie Mae Discount Notes	0.150%	12/1/15	50,000	49,962
3	Federal Home Loan Bank Discount Notes	0.100%	6/1/15	725	725
3	Federal Home Loan Bank Discount Notes	0.080%–0.090%	6/3/15	34,513	34,513
3	Federal Home Loan Bank Discount Notes	0.077%	6/10/15	50,000	49,999
3	Federal Home Loan Bank Discount Notes	0.084%	6/12/15	30,000	29,999
3	Federal Home Loan Bank Discount Notes	0.112%–0.113%	6/17/15	50,000	49,997
3	Federal Home Loan Bank Discount Notes	0.090%	6/19/15	50,000	49,998
3	Federal Home Loan Bank Discount Notes	0.089%	7/6/15	20,000	19,998
3	Federal Home Loan Bank Discount Notes	0.089%	7/8/15	15,000	14,999
3	Federal Home Loan Bank Discount Notes	0.151%	7/10/15	20,000	19,997
3	Federal Home Loan Bank Discount Notes	0.087%–0.150%	7/17/15	46,909	46,900
3	Federal Home Loan Bank Discount Notes	0.085%	7/21/15	4,800	4,799
3	Federal Home Loan Bank Discount Notes	0.080%–0.145%	7/22/15	38,000	37,993
3	Federal Home Loan Bank Discount Notes	0.070%–0.144%	7/24/15	75,165	75,154
3	Federal Home Loan Bank Discount Notes	0.095%–0.100%	7/29/15	3,258	3,257
3	Federal Home Loan Bank Discount Notes	0.095%–0.132%	7/31/15	108,385	108,362
3	Federal Home Loan Bank Discount Notes	0.100%	8/3/15	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.096%–0.140%	8/5/15	40,405	40,396
3	Federal Home Loan Bank Discount Notes	0.089%–0.140%	8/7/15	47,375	47,367
3	Federal Home Loan Bank Discount Notes	0.100%	8/10/15	294	294
3	Federal Home Loan Bank Discount Notes	0.090%–0.100%	8/12/15	10,150	10,148
3	Federal Home Loan Bank Discount Notes	0.130%	8/14/15	25,000	24,993
3	Federal Home Loan Bank Discount Notes	0.100%	8/21/15	2,800	2,799
3	Federal Home Loan Bank Discount Notes	0.112%	9/2/15	11,750	11,747
3	Federal Home Loan Bank Discount Notes	0.198%	9/16/15	25,000	24,985
3	Federal Home Loan Bank Discount Notes	0.147%	10/23/15	50,000	49,971
3	Federal Home Loan Bank Discount Notes	0.155%	11/18/15	48,000	47,965
[2,4] Federal Home Loan Mortgage Corp.		0.175%	6/26/15	110,000	110,003
[2,4] Federal Home Loan Mortgage Corp.		0.173%	7/16/15	50,000	50,002
[2,4] Federal Home Loan Mortgage Corp.		0.173%	7/17/15	103,000	103,004
[2,4] Federal Home Loan Mortgage Corp.		0.163%	10/16/15	52,710	52,714

[2,4] Federal Home Loan Mortgage Corp.		0.175%	11/25/15	85,000	85,004
[2,4] Federal Home Loan Mortgage Corp.		0.182%	7/21/16	50,000	49,994
[2,4] Federal National Mortgage Assn.		0.151%	8/5/15	30,000	29,999
[2,4] Federal National Mortgage Assn.		0.177%	10/21/15	109,000	109,016
[2,4] Federal National Mortgage Assn.		0.206%	8/15/16	55,605	55,636
2	Freddie Mac Discount Notes	0.070%	6/2/15	1,711	1,711
2	Freddie Mac Discount Notes	0.075%–0.080%	6/5/15	50,000	50,000
2	Freddie Mac Discount Notes	0.085%–0.100%	6/12/15	49,709	49,708
2	Freddie Mac Discount Notes	0.120%	6/16/15	150	150
2	Freddie Mac Discount Notes	0.080%	6/17/15	1,853	1,853
2	Freddie Mac Discount Notes	0.090%	6/24/15	40,000	39,998
2	Freddie Mac Discount Notes	0.080%	7/6/15	8,000	7,999
2	Freddie Mac Discount Notes	0.080%–0.085%	7/7/15	4,159	4,159
2	Freddie Mac Discount Notes	0.085%	7/14/15	2,050	2,050
2	Freddie Mac Discount Notes	0.075%–0.085%	7/20/15	1,361	1,361
2	Freddie Mac Discount Notes	0.075%–0.080%	7/21/15	7,465	7,464
2	Freddie Mac Discount Notes	0.080%	7/22/15	382	382
2	Freddie Mac Discount Notes	0.100%	7/24/15	323	323
2	Freddie Mac Discount Notes	0.110%	7/27/15	1,082	1,082
2	Freddie Mac Discount Notes	0.080%–0.085%	7/31/15	10,000	9,999
2	Freddie Mac Discount Notes	0.080%–0.085%	8/5/15	36,700	36,695
2	Freddie Mac Discount Notes	0.080%	8/6/15	25,000	24,996
2	Freddie Mac Discount Notes	0.090%–0.110%	8/7/15	4,000	3,999
2	Freddie Mac Discount Notes	0.075%	8/17/15	35,000	34,994
2	Freddie Mac Discount Notes	0.075%–0.100%	8/19/15	15,849	15,846
2	Freddie Mac Discount Notes	0.085%	8/21/15	7,100	7,099
2	Freddie Mac Discount Notes	0.095%	9/2/15	4,250	4,249
2	Freddie Mac Discount Notes	0.115%	9/11/15	11,000	10,996
2	Freddie Mac Discount Notes	0.130%	10/9/15	2,200	2,199
2	Freddie Mac Discount Notes	0.130%–0.135%	10/20/15	34,958	34,940
	United States Treasury Bill	0.135%	7/2/15	35,000	34,996
	United States Treasury Floating Rate Note	0.060%	1/31/16	7,000	6,999
	United States Treasury Floating Rate Note	0.084%	4/30/16	4,000	4,000
	United States Treasury Floating Rate Note	0.068%	10/31/16	50,000	49,964
	United States Treasury Floating Rate Note	0.099%	1/31/17	18,234	18,234
	United States Treasury Note/Bond	0.375%	6/15/15	1,699	1,699
	United States Treasury Note/Bond	0.375%	6/30/15	20,000	20,005
	United States Treasury Note/Bond	1.875%	6/30/15	55,000	55,079
	United States Treasury Note/Bond	4.250%	8/15/15	60,192	60,710
Total U.S. Government and Agency Obligations (Cost $2,643,804)					2,643,804
Repurchase Agreements (2.5%)
	Bank of Nova Scotia
	(Dated 5/22/15, Repurchase Value
	$50,002,000, collateralized by Federal
	National Mortgage Assn. 3.500%-4.500%,
	4/1/41-12/1/43; with a value of
	$51,500,000)	0.110%	6/5/15	50,000	50,000
	RBC Capital Markets LLC
	(Dated 5/15/15, Repurchase Value
	$20,001,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.00%-
	6.000%,7/1/25-5/1/45, and Federal National
	Mortgage Assn. 2.500%-6.000%, 2/1/17-
	5/1/45; with a value of $20,600,000)	0.090%	6/5/15	20,000	20,000
Total Repurchase Agreements (Cost $70,000)					70,000

Total Investments (96.6%) (Cost $2,713,804)	2,713,804
Other Assets and Liabilities-Net (3.4%)	96,580
Net Assets (100%)	2,810,384

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 16, 2015
VANGUARD MONEY MARKET RESERVES
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.